FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2019
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of February 28, 2018 and 2019, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2018	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$18,224	-	$18,224	-
Trading securities	$50,626	$50,626	-	-
Long-term investments
Fair value option investments	$7,786	-	-	$7,786
Available-for-sale investments	$322,778	-	-	$322,778

Total	$399,414	$50,626	$18,224	$330,564

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2019	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$99,663	-	$99,663	-
Long-term investments
Equity securities with readily determinable fair values	$132,143	$132,143	-	-
Fair value option investments	$7,484	-	-	$7,484
Available-for-sale investments	$346,185	-	-	$346,185

Total	$585,475	$132,143	$99,663	$353,669

Schedule of Available for Sale Securities Noncurrent Roll Forward [Table Text Block]
The roll forward of Level 3 investments are as following:

US$

Balance as of February 28, 2017	$245,834

Purchase	36,044
Disposal	(16,515)
Changes in fair value	57,808
Impairment loss	(1,804)
Foreign exchange difference	9,197

Balance as of February 28, 2018	$330,564
Purchase	186,628
Disposal	(3,890)
Transfer out due to reclassification	(129,287)
Changes in fair value	12,047
Impairment loss	(34,883)
Foreign exchange difference	(7,510)

Balance as of February 28, 2019	$353,669